FORM N-SAR-U
                                  ANNUAL REPORT
                           FOR UNIT INVESTMENT TRUSTS

Report for six month period ending:                         /    /    (a)

or fiscal year ending:                                      12/31/01  (b)

Is this a transition report?:(Y/N)                             N
                                                            --------
Is this an amendment to a previous filing? (Y/N)               N
                                                            --------

Those items or sub-items with a box "[/] " after the item number should be completed only if the answer has changed from the previous filing on this form.

1. A. Registrant Name:  First Investors Periodic Payment Plans for Investment in
                        First Investors High Yield Fund, Inc.

   B. File Number:      811-2564

   C. Telephone Number: (212) 858-8000

2. A. Street:           95 Wall Street

   B. City:  New York   C. State: New York D. Zip Code: 10005     Zip Ext:

   E. Foreign Country:                                            Foreign Postal
                                                                  Code:


3. Is this the first filing on this form by Registrant? (Y/N)          N
                                                                     -----

4. Is this the last filing on this form by Registrant? (Y/N)           N
                                                                     -----

5. Is Registrant a small business investment company (SBIC)? (Y/N)     N
   [If answer is "Y" (Yes), complete only items 89 through 110.]     -----

6. Is Registrant a unit investment trust (UIT)? (Y/N)                  Y
   [If answer is "Y" (Yes), complete only items 111 through 132.]    -----

7. A. Is Registrant a series or multiple portfolio company? (Y/N)    -----
      [If answer is "N" (No), go to item 8.]

   B. How many separate series or portfolios did Registrant
      have at the end of the period?                                 -----

                                                        -----------------------
                                                         If filing more than one
        For period ending  12/31/01                      Page 43, "X" box: [_]
                           ------------------            -----------------------
        File number 811-   2564
                           ------------------


      UNIT INVESTMENT TRUSTS

111.   A. [/]  Depositor Name:  First Investors Life Insurance Company

       B. [/]  File Number:
       C. [/]  City: New York  State: New York   D. Zip Code: 10005  Zip Ext.:
       E.      Foreign Country                                       Foreign
                                                                     Postal Code


111.   A. [/]  Depositor Name:

       B. [/]  File Number:
       C. [/]  City:           State:            D. Zip Code:        Zip Ext.:
       E.      Foreign Country                                       Foreign
                                                                     Postal Code

112.   A. [/]  Sponsor Name:

       B. [/]  File Number:
       C. [/]  City:           State:            D. Zip Code:        Zip Ext.:
       E.      Foreign Country                                       Foreign
                                                                     Postal Code

112.   A. [/]  Sponsor Name:

       B. [/]  File Number:
       C. [/]  City:           State:            D. Zip Code:        Zip Ext.:
       E.      Foreign Country                                       Foreign
                                                                     Postal Code

                                                         -----------------------
                                                         If filing more than one
        For period ending  12/31/01                      Page 44, "X" box: [_]
                           ------------------            -----------------------
        File number 811-   2564
                           ------------------

113.   A. [/]  Trustee Name:

       B. [/]  File Number:
       C. [/]  City:           State:            D. Zip Code:        Zip Ext.:
       E.      Foreign Country                                       Foreign
                                                                     Postal Code

113.   A. [/]  Trustee Name:

       B. [/]  File Number:
       C. [/]  City:           State:            D. Zip Code:        Zip Ext.:
       E.      Foreign Country                                       Foreign
                                                                     Postal Code

114.   A. [/]  Principal Underwriter Name:

       B. [/]  File Number:
       C. [/]  City:           State:            D. Zip Code:        Zip Ext.:
       E.      Foreign Country                                       Foreign
                                                                     Postal Code


114.   A. [/]  Principal Underwriter Name:

       B. [/]  File Number:
       C. [/]  City: New York  State:            D. Zip Code:        Zip Ext.:
       E.      Foreign Country                                       Foreign
                                                                     Postal Code

115.   A. [/]  Independent Public Accountant Name:

       B. [/]  City:               State:        C. Zip Code:        Zip Ext.:
       D.      Foreign Country                                       Foreign
                                                                     Postal Code

115.   A. [/]  Independent Public Accountant Name:

       B. [/]  City:           State:            C. Zip Code:        Zip Ext.:
       D.      Foreign Country                                       Foreign
                                                                     Postal Code

116.   Family of investment companies information:
       A. [/]  Is Registrant part of a family of investment
               companies? (Y/N)        __________                    _________
                                                                      Y/N
       B. [/]  Identify the family in 10 letters: __________
      (NOTE:   In filling this form, use this identification consistently for
               all investment companies in   family.  This designation is for
               purposes of this form only.)

                                                         -----------------------
                                                         If filing more than one
        For period ending 12/31/01                       Page 45, "X"  box: [_]
                          --------------                 -----------------------
        File number 811-  2564
                          --------------

117.   A. [/]  Is Registrant a separate account of an
               insurance company? (Y/N)    ____________                     ___
                                                                            Y/N
               If answer is "Y" (Yes), are any of the following types of contracts funded by the Registrant:

       B. [/]  Variable annuity contracts? (Y/N)_______________             ___
                                                                            Y/N

       C. [/]  Scheduled premium variable life contracts? (Y/N)______       ___
                                                                            Y/N

       D. [/]  Flexible premium variable life contracts? (Y/N)______        ___
                                                                            Y/N

       E. [/]  Other types of insurance products registered under
               the Securities Act of 1933? (Y/N)_________________           ___
                                                                            Y/N

118.   [/]  State the number of series existing at the end of the period that had securities registered under the Securities Act of 1933 ______________________________

119.   [/] State the number of new series for which registration
           statements under the Securities Act of 1933 became effective during the period __________________________

120.   [/] State the total value of the portfolio securities on the date of deposit for the new series included in item
           119 ($000's omitted) _________________________________

121.   [/] State the number of series for which a current
           prospectus was in existence at the end of the period________________________________________________

122.   [/] State the number of existing series for which
           additional units were registered under the Securities Act of 1933 during the current period _______________________________________________

123.   [/] State the total value of the additional units
           considered in answering item 122 ($000's omitted)        $___________

124.   [/] State the total value of units of prior series that
           were placed in the portfolios of subsequent series
           during the current period (the value of these units
           is to be measured on the date they were placed in
           the subsequent series) ($000's omitted)                  $___________

125.   [/] State the total dollar amount of sales loads
           collected (before reallowances - to other brokers
           or dealers) by Registrant's principal underwriter
           and any underwriter which is an affiliated person
           of the principal underwriter during the current
           period solely from the sale of units of all series       $    14
           of Registrant ($000's omitted)________________________    -----------

                                                         -----------------------
                                                         If filing more than one
        For period ending 12/31/01                       Page 46, "X"  box: [_]
                          --------------                 -----------------------
        File number 811-  2564
                          --------------

126. Of the amount shown in item 125, state the total dollar amount of sales loads collected from secondary market
     operations in Registrant's units (include the sales
     loads, if any, collected on units of a prior series
     placed in the portfolio of a subsequent series.)               $    0
     ($000's omitted) _____________________________________          ---------

127. List opposite the appropriate description below the number of series whose portfolios are invested primarily (based upon a percentage of NAV) in each type of security shown, the aggregate total assets at market value as of a date at or near the end of the current period of each such group of series and the total income distributions made by each such group of series during the current period (excluding distributions of realized gains, if any):

                                                          Number of      Total Assets        Total Income
                                                           Series          ($000's           Distributions
                                                          Investing        omitted          (000's omitted)
                                                          ---------        -------          ---------------

A.   U.S. Treasury direct issue                           ---------      $ ---------          $ ---------

B.   U.S. Government agency                               ---------      $ ---------          $ ---------

C.   State and municipal tax-free                         ---------      $ ---------          $ ---------

D.   Public utility debt                                  ---------      $ ---------          $ ---------

E.   Brokers or dealers debt or debt of brokers' or
     dealers' parent                                      ---------      $ ---------          $ ---------

F.   All other corporate intermed. & long-term
     debt                                                 ---------      $ ---------          $ ---------

G.   All other corporate short-term debt                  ---------      $ ---------          $ ---------

H.   Equity securities of brokers or dealers
     or parents of brokers or dealers                     ---------      $ ---------          $ ---------

I.   Investment company equity securities                     1          $  8,936            $   981
                                                          ---------        ---------            ---------

J.   All other equity securities                          ---------      $ ---------          $ ---------

K.   Other securities                                     ---------      $ ---------          $ ---------

L.   Total assets of all series of registrants                1          $  8,936            $   981
                                                          ---------        ---------            ---------

                                                         -----------------------
                                                         If filing more than one
        For period ending 12/31/01                       Page 47, "X"  box: [_]
                          --------------                 -----------------------
        File number 811-  2564
                          --------------

128. [/] Is the timely payment of principal and interest on
         any of the portfolio securities held by any of
         Registrant's series at the end of the current
         period insured or guaranteed by an entity other                 -------
         than the issuer? (Y/N) ____________________________               Y/N

129. [/] Is the issuer of any instrument covered in item
         128 delinquent or in default as to payment of
         principal or interest at the end of the current
         period? (Y/N) _____________________________________             -------
                                                                           Y/N
            [If answer is "N" (No), go to item 131.]

130. [/] In computations of NAV or offering price per unit,
         is any part of the value -- attributed to
         instruments identified in item 129 derived from
         insurance or guarantees? (Y/N) ____________________             -------
                                                                           Y/N
            [If answer is "N" (No), go to item 131.]

131. Total expenses incurred by all series of Registrant                $  50
     during the current reporting period ($000's omitted)                -------

132. [/] List the "811" (Investment Company Act of 1940) registration number for all Series of Registrant that are being included in this filing

811-_______     811-_______     811-_______     811-_______     811-_______

811-_______     811-_______     811-_______     811-_______     811-_______

811-_______     811-_______     811-_______     811-_______     811-_______

         This report is signed on behalf of the depositor in the City and State of New York on the 28th day of February, 2002.



                                                  FIRST INVESTORS CORPORATION
                                                  Depositor

Witness   /s/                                     By
          -------------------                        --------------------
          Larry R. Lavoie                            Robert M. Flanagan
          Secretary                                  President